Loan Payable to Stockholder	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Loan Payable to Stockholder
7.	Loan Payable to Stockholder
The founder of the Company loaned the Company $0.6 million in 2018 and an additional $0.03 million in 2019 to fund operations prior to obtaining financing. The Company has repaid the founder in full as of December 31, 2019. The loans were non-interest-bearing
and had no fixed repayment terms.